LONG-TERM DEBTS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt	$ 62,318	$ 30,243	$ 11,067
Less: current portion	(16)	(17)	(11,067)
Total long-term debts, net of current portion:	62,302	30,226	0
8.25% Second Lien Term Loan, net of debt issuance costs and debt discount [Member]
Long-term Debt	46,396	0
Term Loan [Member] | 6% Senior Secured Term Loan, due 2019, net of debt issuance costs [Member]
Long-term Debt	0	29,214	0
Term Loan [Member] | Senior Secured Term Loan Two [Member]
Long-term Debt		0	2,492
Term Loan [Member] | SOS Note [Member]
Long-term Debt	1,000	1,000	0
Term Loan [Member] | 6% Bridge Loan associated with the amended First Lien Term Loan, net of debt issuance costs [Member]
Long-term Debt	14,903	0
Convertible Notes [Member] | Related Party [Member]
Long-term Debt		0	1,055
Convertible Notes [Member] | Non Related Party [Member]
Long-term Debt		0	674
Convertible Debenture [Member] | Convertible Debt [Member]
Long-term Debt			6,846
Convertible Debenture [Member] | Notes payable - other [Member]
Long-term Debt	$ 19	$ 29	$ 0